Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Municipal Series Trust
Entity Central Index Key	0000799113
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000199785 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Municipal Opportunities Fund
Class Name	Class K Shares
Trading Symbol	MKMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Strategic Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$42	0.81%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 3,450,447,678
Holdings Count | Holding	570
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,450,447,678
Number of Portfolio Holdings	570
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	21.8%
Transportation	20.0%
Utilities	18.1%
Corporate	10.8%
State	9.7%
Health	5.8%
Education	5.5%
Housing	4.8%
Tobacco	2.7%
Financial Services	0.3%
Other*	0.5%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.3%
AA/Aa	48.6%
A	16.1%
BBB/Baa	3.7%
BB/Ba	1.6%
B	0.6%
CCC/Caa	0.1%
N/R	17.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038984 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Municipal Opportunities Fund
Class Name	Investor C Shares
Trading Symbol	MFMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Strategic Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$97	1.89%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.89%	[2]
Net Assets	$ 3,450,447,678
Holdings Count | Holding	570
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,450,447,678
Number of Portfolio Holdings	570
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	21.8%
Transportation	20.0%
Utilities	18.1%
Corporate	10.8%
State	9.7%
Health	5.8%
Education	5.5%
Housing	4.8%
Tobacco	2.7%
Financial Services	0.3%
Other*	0.5%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.3%
AA/Aa	48.6%
A	16.1%
BBB/Baa	3.7%
BB/Ba	1.6%
B	0.6%
CCC/Caa	0.1%
N/R	17.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000011339 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Municipal Opportunities Fund
Class Name	Investor A1 Shares
Trading Symbol	MDMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Strategic Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$49	0.96%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[3]
Net Assets	$ 3,450,447,678
Holdings Count | Holding	570
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,450,447,678
Number of Portfolio Holdings	570
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	21.8%
Transportation	20.0%
Utilities	18.1%
Corporate	10.8%
State	9.7%
Health	5.8%
Education	5.5%
Housing	4.8%
Tobacco	2.7%
Financial Services	0.3%
Other*	0.5%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.3%
AA/Aa	48.6%
A	16.1%
BBB/Baa	3.7%
BB/Ba	1.6%
B	0.6%
CCC/Caa	0.1%
N/R	17.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038983 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Municipal Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	MEMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Strategic Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$57	1.10%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%	[4]
Net Assets	$ 3,450,447,678
Holdings Count | Holding	570
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,450,447,678
Number of Portfolio Holdings	570
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	21.8%
Transportation	20.0%
Utilities	18.1%
Corporate	10.8%
State	9.7%
Health	5.8%
Education	5.5%
Housing	4.8%
Tobacco	2.7%
Financial Services	0.3%
Other*	0.5%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.3%
AA/Aa	48.6%
A	16.1%
BBB/Baa	3.7%
BB/Ba	1.6%
B	0.6%
CCC/Caa	0.1%
N/R	17.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000011342 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Municipal Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	MAMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Strategic Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$47	0.91%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[5]
Net Assets	$ 3,450,447,678
Holdings Count | Holding	570
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,450,447,678
Number of Portfolio Holdings	570
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	21.8%
Transportation	20.0%
Utilities	18.1%
Corporate	10.8%
State	9.7%
Health	5.8%
Education	5.5%
Housing	4.8%
Tobacco	2.7%
Financial Services	0.3%
Other*	0.5%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.3%
AA/Aa	48.6%
A	16.1%
BBB/Baa	3.7%
BB/Ba	1.6%
B	0.6%
CCC/Caa	0.1%
N/R	17.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.